Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Unrealized gain (loss) on derivatives	$ (452)	$ (5,695)
IRLCs
FAIR VALUE MEASUREMENTS
Issuances (purchases) of derivative instruments	$ 1,900	$ 4,300
Derivative term	52 days	52 days
Gain (loss) on derivatives	$ 3,200	$ (9,100)
Forward commitments
FAIR VALUE MEASUREMENTS
Gain (loss) on derivatives	7,200	187,300
Unrealized gain (loss) on derivatives	$ (4,700)	$ 3,400